Business Acquisition and Goodwill - Schedule of the Assets Acquired, Liabilities Assumed and Related Deferred Income Tax (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Nov. 08, 2024
Schedule of the Assets Acquired, Liabilities Assumed and Related Deferred Income Tax [Line items]
Cash and cash equivalents			$ 175,410
Current assets			1,171,940
Operating lease right-of-use assets			113,858
Property, plant and equipment, net			23,049
Intangible assets			41,334
Identified intangible asset - technology			1,260,924
Identified intangible asset - long-term contracts			5,257
Total assets acquired			2,791,772
Current liabilities			(869,756)
Deferred tax liabilities			(316,545)
Total liabilities assumed			(1,186,301)
Net identifiable assets acquired			1,605,471
Cash consideration			492,805
Effective settlement of preexisting loans			2,465,767
Goodwill		$ 1,277,789	$ 1,353,101